Annual Total Returns - Treasury Portfolio [BarChart] - 03.31 FIMM Funds Select Combo PRO-09 - Treasury Portfolio - Select Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.69%
Annual Return 2018	1.66%
Annual Return 2019	2.02%
Annual Return 2020	0.32%